Convertible Preferred Stock and Redeemable Convertible Preferred Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified			12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Maximum day	Dec. 31, 2010 Old Preferred Stock item	Dec. 31, 2010 Series A Convertible Preferred Stock	Dec. 31, 2009 Series A Convertible Preferred Stock	Dec. 31, 2010 Series A Convertible Preferred Stock Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series C and Series B preferred stockholders	Dec. 31, 2011 Senior Preferred Stockholders member	Dec. 31, 2010 Senior Preferred Stockholders member	Dec. 31, 2010 Senior Preferred Stockholders Minimum	Dec. 31, 2010 Senior Preferred Stockholders Maximum	Dec. 31, 2010 Series B Convertible Preferred Stock	Dec. 31, 2009 Series B Convertible Preferred Stock	Dec. 31, 2010 Series B Convertible Preferred Stock After payment in full of required dividends to the holders of Series C Stock	Dec. 31, 2010 Series B Convertible Preferred Stock Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series C preferred stockholders	Dec. 31, 2010 Series C Convertible Preferred Stock	Dec. 31, 2009 Series C Convertible Preferred Stock	Sep. 30, 2012 New Preferred Stock item	Dec. 31, 2011 New Preferred Stock member	Dec. 31, 2011 New Preferred Stock Minimum	Sep. 30, 2012 Series A-1 item	Dec. 31, 2011 Series A-1	Sep. 30, 2012 Series A-1 Liquidation, dissolution, or winding-up, payments to preferred stockholders	Dec. 31, 2011 Series A-1 Liquidation, dissolution, or winding-up, payments to preferred stockholders	Sep. 30, 2012 Series A-1 Minimum	Sep. 30, 2012 Series A-2	Dec. 31, 2011 Series A-2	Sep. 30, 2012 Series A-2 After payment in full of required Series A-1 preferred dividends	Dec. 31, 2011 Series A-2 After payment in full of required Series A-1 preferred dividends	Sep. 30, 2012 Series A-2 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 preferred stockholders	Dec. 31, 2011 Series A-2 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 preferred stockholders	Sep. 30, 2012 Series A-2 Minimum	Sep. 30, 2012 Series A-3	Dec. 31, 2011 Series A-3	Sep. 30, 2012 Series A-3 After payment in full of required Series A-1 and A-2 preferred dividends	Dec. 31, 2011 Series A-3 After payment in full of required Series A-1 and A-2 preferred dividends	Sep. 30, 2012 Series A-3 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2011 Series A-3 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Sep. 30, 2012 Series A-3 Minimum
Sep. 30, 2012
Series A-4
Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders

Dec. 31, 2011
Series A-4
Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders
																																									Sep. 30, 2012 Series A-5 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2011 Series A-5 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Sep. 30, 2012 Series A-6 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2011 Series A-6 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Conversion price per share (in dollars per share)				$ 15.00	$ 15.00						$ 15.00	$ 15.00			$ 8.14	$ 8.14	$ 8.142	$ 8.142
Preferred Stock conversion ratio	0.1			1	1						1	1			1	1	10	10
Percentage of outstanding shares holders vote required for redemption								68.00%
Period of holding 68% voting power from issuance date required for redemption									4 years
Purchase price per share of convertible preferred stock (in dollars per share)						$ 15.00					$ 15.00			$ 15.00	$ 8.14		$ 81.42	$ 81.42				$ 81.42	$ 81.42						$ 81.42	$ 81.42						$ 81.42	$ 81.42		$ 81.42	$ 81.42	$ 81.42	$ 81.42	$ 81.42	$ 81.42
Dividend rate (as a percent)											8.00%		8.00%		8.00%					8.00%	8.00%						8.00%	8.00%						8.00%	8.00%
Period after which holders of specified percentage of voting power of outstanding preferred shares may accelerate the maturity of the rights										60 days
Number of classes of stockholder voting rights, in the aggregate, for preferred stockholders, on an as-if converted basis, together with common stockholders			1														1	1
Members of the Company's Board of Directors that can be elected by preferred stockholders							2	6												2
Preferred Stock conversion ratio upon failure to fulfill future funding obligations																		0.1
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock																					70.00%			70.00%		70.00%					70.00%		70.00%					70.00%
Accrued dividend																				$ 6,600	$ 1,968				$ 9,000	$ 4,000						$ 1,300	$ 579
Percentage of outstanding preferred stock that is required to be covered under the registration statement																			85.00%
Period after the closing of the Merger within which the entity is required to file the Registration Statement (in days)		60
Period after the closing of the Merger registration statement is not filed, the entity will be required to pay liquidated damages (in days)		60
Period after the closing of the Merger registration statement is not declared effective by the SEC, the entity will be required to pay liquidated damages (in days)		90
Period after the closing of the Merger registration statement is reviewed by SEC and has comments, the entity will be required to pay liquidated damages (in days)		180
Monthly liquidated damages as percentage of purchase price required to be paid by temporary equity holders																		1.00%
Total amount of liquidated damages as percentage of aggregate purchase price required to be paid by temporary equity holders																		16.00%